Income Taxes (Change in Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes In Unrecognized Tax Benefits
Beginning balance of unrecognized tax benefits	$ 426	$ 503	$ 644
Additions based on tax positions related to current year	0	0	1
Additions (reductions) for tax positions of prior years	(5)	(76)	(34)
Settlements	(420)	(1)	(17)
Lapse of statute of limitations	0	(1)	0
Unrecognized deferred tax benefits from acquisitions	0	1	(91)
Ending balance of unrecognized tax benefits	1	426	503
Federal
Income Tax Contingency [Line Items]
Unrecognized tax benefits that would have impacted effective rate if recognized	0	422	497
State
Income Tax Contingency [Line Items]
Unrecognized tax benefits that would have impacted effective rate if recognized	$ 1	$ 3	$ 4